As filed with the Securities and Exchange Commission on April 30, 2003

Registration No. 33-57908

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC FILE NO. 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY*

(Name of Depositor)

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2003 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Choice Flexible Premium Variable Life Insurance Policies.

Filing fee: None

(Included in Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-6, Accession No. 0001017062-03-000952, as filed on April 28, 2003, and incorporated by reference herein.)

PACIFIC SELECT CHOICE

PART C.    OTHER INFORMATION

Item 27.    Exhibits

1.	(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993[1]

		(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[2]

	(2)	Inapplicable

	(3)	(a)	Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network[1]

		(b)	Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers[1]

	(4)	(a)	Flexible Premium Variable Life Insurance Policy[1]

		(b)	Waiver of Charges Rider[1]

		(c)	Accidental Death Rider[1]

		(d)	Guaranteed Insurability Rider[1]

		(e)	Added Protection Benefit Rider[1]

		(f)	Annual Renewal and Convertible Term Rider[1]

	(g)	Exchange of Insured Rider[1]

	(h)	Children’s Term Rider[1]

	(i)	Accelerated Living Benefit Rider[1]

	(j)	Aviation Rider[1]

	(k)	Endorsement Amending Suicide Exclusion Provision[1]

	(l)	Disability Benefit Rider[1]

	(m)	Estate tax repeal rider[4]

(5)	Applications for Flexible Premium Variable Life Insurance Policy and General Questionnaire[4]

(6)	(a)	Articles of Incorporation of Pacific Life Insurance Company[2]

	(b)	Bylaws of Pacific Life Insurance Company[2]

(7)	Form of Reinsurance Contract

(8)	(a)	Participation Agreement between Pacific Mutual Life Insurance Company and Pacific Select Fund[3]

	(b)	M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company[3]

	(c)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 8/14/00[4]

	(d)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 12/22/00[4]

	(e)	Addendum to Participation Agreement with M Fund Inc. dated 8/7/00[4]

	(f)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02[6]

	(g)	Addendum to Participation Agreement with M Fund Inc. dated 12/11/01[5]

	(h)	Addendum to Participation Agreement with M Fund Inc. dated 1/2/02[6]

	(i)	M Fund Inc. Participation Agreement with the Pacific Life Insurance Company[7]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Auditors

	(b)	Consent of Dechert[1]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Power of Attorney [6]

[1]	Filed as part of Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.

[2]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-57908, Accession Number 0001017062-98-000896.

[3]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-57908, Accession Number 0001017062-00-000594.

[4]	Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-57908, Accession Number 0001017062-01-500061.

[5]	Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 33-57908, Accession Number 0001017062-01-500970.

[6]	Filed as part of Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 33-57908, Accession Number 0001017062-02-000851.

[7]	Filed as part of Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 filed via EDGAR on April 28, 2003, File No. 33-57908, Accession Number 0001017062-03-000952.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 30th day of April, 2003.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

BY:
Thomas C. Sutton* Chairman & Chief Executive Officer

*BY:	/s/ SHARON CHEEVER
Sharon Cheever as attorney-in-fact

(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 17 to the Registration Statement of Pacific Select Exec Separate Account, File No. 33-57908, Accession No. 0001017062-02-000851, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 30th day of April, 2003.

PACIFIC LIFE INSURANCE COMPANY (Registrant)

BY:
Thomas C. Sutton* Chairman & Chief Executive Officer

*BY:	/s/ SHARON CHEEVER
Sharon Cheever as attorney-in-fact

(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 17 to the Registration Statement of Pacific Select Exec Separate Account, File No. 33-57908, Accession No. 0001017062-02-000851, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Thomas C. Sutton*		Director, Chairman of the Board and Chief Executive Officer	, 2003

Glenn S. Schafer*		Director and President	, 2003

Khanh T. Tran*		Director, Executive Vice President and Chief Financial Officer	, 2003

David R. Carmichael*		Director, Senior Vice President and General Counsel	, 2003

Audrey L. Milfs*		Director, Vice President and Corporate Secretary	, 2003

Edward R. Byrd*		Vice President and Controller	, 2003

Brian D. Klemens*		Vice President and Treasurer	, 2003

James T. Morris*		Executive Vice President	, 2003

*BY:	/s/ SHARON CHEEVER Sharon Cheever as attorney-in-fact		April 30, 2003

(Powers of Attorney are contained as Exhibit 10 of Post-Effective Amendment No. 17 to the Registration Statement of Pacific Select Account, File No. 33-57908, Accession No. 0001017062-02-000851, and incorporated by reference herein.)